Note 23 - Unaudited Summarized Consolidated Quarterly Information	12 Months Ended
Oct. 31, 2011
Quarterly Financial Information [Text Block]
23. Unaudited Summarized Consolidated Quarterly Information

Summarized quarterly financial information for the years ended October 31, 2011 and 2010 is as follows:

	Three Months Ended
(In Thousands Except Per Share Data)	October 31, 2011	July 31, 2011	April 30, 2011	January 31, 2011
Revenues	$341,625	$285,618	$255,097	$252,567
Expenses	387,604	326,121	306,978	302,613
Inventory impairment loss and land option write-offs	59,873	11,426	16,925	13,525
Gain on extinguishment of debt	10,563	(1,391)	(1,644)	-
Loss from unconsolidated joint ventures	(2,479)	(2,255)	(3,232)	(992)
Loss before income taxes	(97,768)	(55,575)	(73,682)	(64,563)
State and federal income tax (benefit) provision	580	(4,645)	(1,015)	(421)
Net loss	$(98,348)	$(50,930)	$(72,667)	$(64,142)
Per share data:
Basic:
Loss per common share	$(0.90)	$(0.47)	$(0.69)	$(0.82)
Weighted-average number of common shares outstanding	108,740	108,721	105,894	78,598

Assuming dilution: Loss per common share	$(0.90)	$(0.47)	$(0.69)	$(0.82)
Weighted-average number of common shares outstanding	108,740	108,721	105,894	78,598

	Three Months Ended
(In Thousands Except Per Share Data)	October 31, 2010	July 31, 2010	April 30, 2010	January 31, 2010
Revenues	$353,012	$380,600	$318,585	$319,645
Expenses	406,725	415,868	362,987	371,848
Inventory impairment loss and land option write-offs	80,588	48,959	1,186	4,966
(Loss) gain on extinguishment of debt		5,256	17,217	2,574
Loss from unconsolidated joint ventures	1,809	(871)	391	(373)
Loss before income taxes	(132,492)	(79,842)	(27,980)	(54,968)
State and federal income tax provision	(379)	(6,988)	654	(291,157)
Net (loss) income	$(132,113)	$(72,854)	$(28,634)	$236,189
Per share data:
Basic and assuming dilution:
(loss) income per common share	$(1.68)	$(0.92)	$(0.36)	$3.01
Weighted average number of common shares outstanding	78,779	78,763	78,668	78,553